Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Rental expense related to company's operating lease	$ 222,638	$ 209,110	$ 205,378